UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07896

                                   GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund First Quarter Report — March 31, 2014

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 0.8% compared with increases of 2.7% and 1.3% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (2/3/94)
Class AAA (GAGCX)	0.82%	10.88%	11.34%	3.26%	4.63%
Bank of America Merrill Lynch Global 300 Convertible Index	2.72	15.15	14.19	6.15	N/A	(d)
MSCI World Index.	1.26	19.06	18.28	6.83	6.73	(e)
Lipper Convertible Securities Fund Average	3.06	18.12	17.78	7.04	7.92
Class A (GAGAX)	0.81	10.77	11.41	3.29	4.66
With sales charge (b)	(4.98)	4.40	10.10	2.68	4.34
Class C (GACCX)	0.63	10.33	9.78	2.13	3.99
With contingent deferred sales charge (c)	(0.37)	9.33	9.78	2.13	3.99
Class I (GAGIX)	0.86	11.14	11.62	3.43	4.71

In the current prospectuses dated April 30, 2014, the gross expense ratios for Class AAA, A, C, and I Shares are 2.31%, 2.31%, 3.06%, and 2.06%, respectively, and the net expense ratios for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.
(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 15.5%
	Automotive — 2.4%
	Navistar International Corp., Sub. Deb.,
$200,000	4.500%, 10/15/18(a)	$196,500
300,000	4.750%, 04/15/19(a)	300,938

		497,438

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20†	0

	Building and Construction — 1.5%
300,000	Layne Christensen Co., 4.250%, 11/15/18(a)	313,500

	Computer Software and Services — 0.7%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	124,875
10,000	VeriSign Inc., 3.250%, 08/15/37	16,538

		141,413

	Consumer Services — 0.2%
50,000	Ascent Capital Group Inc., 4.000%, 07/15/20	50,063

	Diversified Industrial — 3.6%
200,000	GenCorp Inc., Sub. Deb., 4.063%, 12/31/39	409,125
300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	340,125

		749,250

	Energy and Utilities — 1.9%
350,000	Covanta Holding Corp., 3.250%, 06/01/14	407,531

	Financial Services — 1.7%
350,000	Janus Capital Group Inc., 3.250%, 07/15/14	351,313

	Health Care — 2.2%
400,000	Chemed Corp., 1.875%, 05/15/14	449,500

	Metals and Mining — 1.3%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	265,156

	TOTAL CONVERTIBLE CORPORATE BONDS	3,225,164

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC,
	Ser. B, 10.250%, 11/01/15	6,000

Shares
	COMMON STOCKS — 72.6%
	Automotive — 0.3%
2,000	Ford Motor Co	31,200
1,000	Navistar International Corp.†	33,870

		65,070

	Automotive: Parts and Accessories — 0.4%
2,000	Federal-Mogul Corp.†	37,420

Shares		Market Value
500	Genuine Parts Co.	$43,425

		80,845

	Building and Construction — 0.1%
500	Chofu Seisakusho Co. Ltd.	12,837

	Cable and Satellite — 0.5%
2,400	Rogers Communications Inc., Cl. B	99,456

	Computer Software and Services — 0.4%
10,000	Global Sources Ltd.†	89,600

	Consumer Products — 3.0%
8,000	Eastman Kodak Co.†	267,200
800	L’Oreal SA	131,924
7,000	Swedish Match AB	228,744

		627,868

	Consumer Staples — 0.5%
2,000	Unicharm Corp.	106,826

	Diversified Industrial — 6.6%
8,000	General Electric Co.	207,120
9,000	Jardine Matheson Holdings Ltd.	567,720
14,000	Jardine Strategic Holdings Ltd.	502,040
2,075	Textron Inc.	81,527

		1,358,407

	Electronics — 2.6%
28,000	Sony Corp., ADR(b)	535,360

	Energy and Energy Services — 1.7%
1,500	BP plc, ADR	72,150
16,000	Weatherford International Ltd.†	277,760

		349,910

	Energy and Utilities — 6.5%
1,000	National Fuel Gas Co.	70,040
27,500	Severn Trent plc	835,778
25,000	TECO Energy Inc.(b)	428,750
1,200	Veolia Environnement SA	23,740

		1,358,308

	Entertainment — 0.3%
2,000	Vivendi SA	55,712

	Equipment and Supplies — 0.9%
1,000	Graco Inc.	74,740
4,000	Mueller Industries Inc.	119,960

		194,700

	Financial Services — 18.0%
8,000	American International Group Inc.(b)	400,080
4	Berkshire Hathaway Inc., Cl. A†	749,400
9,000	Citigroup Inc.(b)	428,400
3,000	Exor SpA	134,652
10,000	GAM Holding AG	180,420

See accompanying notes to schedule of investments.

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
18,000	Kinnevik Investment AB, Cl. A	$665,235
4,000	Legg Mason Inc.	196,160
2,000	T. Rowe Price Group Inc.	164,700
6,000	The Bank of New York Mellon Corp.	211,740
2,000	The PNC Financial Services Group Inc.	174,000
500	UBS AG	10,360
1,500	W. R. Berkley Corp.	62,430
7,000	Wells Fargo & Co.	348,180

		3,725,757

	Food and Beverage — 12.5%
2,000	Beam Inc.	166,600
1,500	Danone SA	106,073
50,000	Davide Campari-Milano SpA	409,853
2,000	Diageo plc	62,051
2,500	General Mills Inc.	129,550
2,500	Heineken NV	173,998
2,500	Kellogg Co.	156,775
4,000	Kerry Group plc, Cl. A	303,966
6,000	Kikkoman Corp.	113,181
500	McCormick & Co. Inc., Non-Voting	35,870
8,500	Nestlé SA	639,868
400	Pernod Ricard SA	46,565
2,000	The Coca-Cola Co.	77,320
397,000	Yashili International Holdings Ltd.	178,116

		2,599,786

	Health Care — 6.5%
200	Becton, Dickinson and Co.	23,416
4,000	Bristol-Myers Squibb Co.	207,800
2,900	ICU Medical Inc.†	173,652
1,000	Patterson Companies Inc.	41,760
10,000	Pfizer Inc.	321,200
6,000	Roche Holding AG, ADR	226,320
6,500	Shoppers Drug Mart Corp.	357,662

		1,351,810

	Hotels and Gaming — 2.2%
142,000	Mandarin Oriental International Ltd.	247,790
150,000	The Hongkong & Shanghai Hotels Ltd.	199,575

		447,365

	Machinery — 0.3%
6,000	CNH Industrial NV†	68,979

	Specialty Chemicals — 0.3%
1,000	E. I. du Pont de Nemours and Co.	67,100

	Telecommunications — 6.9%
2,000	Belgacom SA	62,628
3,500	CenturyLink Inc.	114,940
60,000	Koninklijke KPN NV†	212,021
200	Loral Space & Communications Inc.†	14,146

Shares				Market Value
4,000		Portugal Telecom SGPS SA, ADR		$17,080
30,500		Telefonica Deutschland Holding AG		243,119
18,000		Telekom Austria AG		178,941
5,260		Verizon Communications Inc.		250,218
9,000		Vodafone Group plc, ADR		331,290

				1,424,383

		Wireless Communications — 2.1%
150,000		Cable & Wireless Communications plc		131,537
3,000		Millicom International Cellular SA, SDR		305,687

				437,224

		TOTAL COMMON STOCKS		15,057,303

		CONVERTIBLE PREFERRED STOCKS — 0.6%
		Food and Beverage — 0.6%
1,000		Post Holdings Inc. 0.094%, 3.750%(a)		124,741

		WARRANTS — 0.1%
		CONSUMER PRODUCTS — 0.1%
296		Eastman Kodak Co., expire 09/03/18†		5,387
296		Eastman Kodak Co., expire 09/03/18†		5,032

		TOTAL WARRANTS		10,419

Principal Amount
		U.S. GOVERNMENT OBLIGATIONS — 11.2%
$2,320,000		U.S. Treasury Bills, 0.055% to 0.095%††, 04/17/14 to 09/11/14		2,319,714

		TOTAL INVESTMENTS — 100.0% (Cost $18,644,126)		$20,743,341

		Aggregate tax cost		$18,644,155

		Gross unrealized appreciation		$2,665,706
		Gross unrealized depreciation		(566,520)

		Net unrealized appreciation/depreciation		$2,099,186

		Settlement Date		Unrealized Appreciation
		FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
500,000	(c)	Deliver Euros in exchange for United States Dollars 688,789(d)	04/25/2014	$837

See accompanying notes to schedule of investments.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of Rule 144A securities amounted to $1,275,804 or 6.15% of total investments.

(b)	Securities, or a portion thereof, with a value of $1,639,630 were deposited with the broker as collateral for forward foreign exchange contracts.
(c)	Principal amount denoted in Euros.
(d)	At March 31, 2014, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

4

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$3,225,164	$0	$3,225,164
Corporate Bonds (a)	—	6,000	—	6,000
Common Stocks (a)	$15,057,303	—	—	15,057,303
Convertible Preferred Stocks (a)	—	124,741	—	124,741
Warrants (a)	10,419	—	—	10,419
U.S. Government Obligations	—	2,319,714	—	2,319,714
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$15,067,722	$5,675,619	$0	$20,743,341
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
Forward Foreign Exchange Contracts	—	$837	—	$837

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

6

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2014, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

7

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2016	$1,178,191
Capital Loss Carryforward Available through 2017	379,911
Long term Capital Loss Carryforward Post-Effective With No Expiration	143,539

Total Capital Loss Carryforwards.	$1,701,641

8

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q114QR

The GAMCO Global Growth Fund

First Quarter Report — March 31, 2014

Portfolio Management Team

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended March 31, 2014, among 804, 804, 642, and 323 World Stock funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 0.3% compared with an increase of 1.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)

	Quarter	1 Year	5 Year	10 Year	Since Inception (2/7/94)
Class AAA (GICPX)	0.32%	19.19%	19.98%	8.08%	9.24%
MSCI AC World Index	1.33	16.58	17.80	6.97	6.76	(d)
Lipper Global Large-Cap Growth Fund Classification	0.64	16.47	18.00	6.78	10.21
Class A (GGGAX)	0.29	19.19	19.97	8.08	9.25
With sales charge (b)	(5.48)	12.34	18.56	7.44	8.93
Class C (GGGCX)	0.11	18.28	19.08	7.27	8.67
With contingent deferred sales charge (c)	(0.89)	17.28	19.08	7.27	8.67
Class I (GGGIX)	0.35	19.49	20.29	8.26	9.33

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.77%, 1.77%, 2.52%, and 1.52%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares.The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares.The MSCI ACWorld Index is an unmanaged adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

2

The GAMCO Global Growth Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.6%
	CONSUMER DISCRETIONARY — 18.7%
900	Amazon.com Inc.†	$302,868
700	AutoZone Inc.†	375,970
7,500	CBS Corp., Cl. B, Non-Voting	463,500
4,300	Christian Dior SA	827,869
15,000	Comcast Corp., Cl. A, Special	731,400
9,414	Compagnie Financiere Richemont SA	898,752
7,300	DIRECTV†	557,866
7,000	Discovery Communications Inc., Cl. A†	578,900
26,000	Fuji Heavy Industries Ltd.	703,309
9,800	Hennes & Mauritz AB, Cl. B	417,904
13,500	Honda Motor Co. Ltd., ADR	477,090
5,800	Lennar Corp., Cl. A	229,796
15,800	Liberty Global plc, Cl. A†	657,280
11,800	Liberty Global plc, Cl. C†	480,378
21,500	Luxottica Group SpA	1,243,432
7,000	Macy’s Inc.	415,030
4,400	NIKE Inc., Cl. B	324,984
330	priceline.com Inc.†	393,324
2,000	Ralph Lauren Corp.	321,860
7,800	Starbucks Corp.	572,364
7,000	The Home Depot Inc.	553,910
11,600	The Swatch Group AG	1,344,947
4,700	Tiffany & Co.	404,905
3,500	Time Warner Cable Inc.	480,130
20,800	Twenty-First Century Fox Inc., Cl. A	664,976
6,300	Viacom Inc., Cl. B	535,437

	TOTAL CONSUMER DISCRETIONARY	14,958,181

	CONSUMER STAPLES — 15.3%
19,000	Boulder Brands Inc.†	334,780
5,000	Brown-Forman Corp., Cl. B	448,450
5,400	Colgate-Palmolive Co.	350,298
5,300	Costco Wholesale Corp.	591,904
8,900	CVS Caremark Corp.	666,254
4,671	Danone SA	330,310
50,000	Davide Campari-Milano SpA	409,853
35,500	Diageo plc	1,101,404
6,100	FamilyMart Co. Ltd.	268,018
3,700	Henkel AG & Co. KGaA	371,850
4,900	L’Oreal SA	808,037
3,300	Mead Johnson Nutrition Co.	274,362
10,000	Mondelēz International Inc., Cl. A	345,500
24,400	Nestlé SA	1,836,797
3,300	PepsiCo Inc.	275,550
4,156	Pernod Ricard SA	483,808
4,000	Reckitt Benckiser Group plc	325,892
6,900	Seven & i Holdings Co. Ltd.	263,659
7,300	The Coca-Cola Co.	282,218
4,000	The Estee Lauder Companies Inc., Cl. A	267,520
5,000	The Hain Celestial Group Inc.†	457,350
12,700	The WhiteWave Foods Co., Cl. A†	362,458

Shares		Market Value
3,300	Unicharm Corp.	$176,262
4,800	United Natural Foods Inc.†	340,416
4,000	Wal-Mart Stores Inc.	305,720
6,600	Whole Foods Market Inc.	334,686
6,100	Woolworths Ltd.	202,074

	TOTAL CONSUMER STAPLES	12,215,430

	FINANCIALS — 14.2%
13,000	American International Group Inc.	650,130
29,500	Bank of America Corp.	507,400
25,000	Cheung Kong (Holdings) Ltd.	414,491
1,533	China Life Insurance Co. Ltd., ADR	64,907
32,700	JPMorgan Chase & Co.	1,985,217
8,000	Julius Baer Group Ltd.	355,003
10,000	Kinnevik Investment AB, Cl. B	369,266
39,400	Mitsubishi UFJ Financial Group Inc.	216,439
49,200	Morgan Stanley	1,533,564
3,600	Royal Bank of Canada	237,564
17,300	Schroders plc	749,302
2,220	Shopping Centres Australasia Property Group	3,418
142,000	Skandinaviska Enskilda Banken AB, Cl. A	1,949,338
5,200	Sumitomo Mitsui Financial Group Inc.	222,127
50,000	Swire Pacific Ltd., Cl. A	583,059
7,800	The Goldman Sachs Group Inc.	1,278,030
5,000	The Toronto-Dominion Bank	234,750

	TOTAL FINANCIALS	11,354,005

	INDUSTRIALS — 14.1%
3,000	3M Co.	406,980
3,900	B/E Aerospace Inc.†	338,481
2,700	Cummins Inc.	402,273
7,600	Eaton Corp. plc	570,912
5,500	Emerson Electric Co.	367,400
14,200	Experian plc	255,909
3,700	FANUC Corp.	652,604
5,000	Flowserve Corp.	391,700
5,600	Fortune Brands Home & Security Inc.	235,648
34,000	General Electric Co.	880,260
7,000	Honeywell International Inc.	649,320
11,500	Jardine Matheson Holdings Ltd.	725,420
9,500	Nielsen Holdings NV	423,985
330	OSRAM Licht AG†	21,397
6,000	PACCAR Inc.	404,640
2,500	Pentair Ltd.	198,350
5,100	Precision Castparts Corp.	1,289,076
2,000	Rolls-Royce Holdings plc	35,810
6,600	Schneider Electric SA	585,105
5,000	Secom Co. Ltd.	288,040
3,300	Siemens AG	444,170
6,300	Union Pacific Corp.	1,182,258
5,000	United Technologies Corp.	584,200

	TOTAL INDUSTRIALS	11,333,938

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 11.9%
2,330	Apple Inc.	$1,250,604
6,900	Check Point Software Technologies Ltd.†	466,647
11,500	eBay Inc.†	635,260
13,000	EMC Corp.	356,330
5,700	Facebook Inc., Cl. A†	343,368
810	Google Inc., Cl. A†	902,753
2,200	International Business Machines Corp.	423,478
3,700	Keyence Corp.	1,526,028
15,000	MasterCard Inc., Cl. A	1,120,500
21,500	Microsoft Corp.	881,285
4,200	QUALCOMM Inc.	331,212
4,100	SAP AG	331,900
4,500	Visa Inc., Cl. A	971,370

	TOTAL INFORMATION TECHNOLOGY	9,540,735

	HEALTH CARE — 11.7%
10,000	Abbott Laboratories	385,100
4,300	Allergan Inc.	533,630
2,700	Amgen Inc.	333,018
5,300	Bayer AG	716,869
4,800	Becton, Dickinson and Co.	561,984
900	Biogen Idec Inc.†	275,283
1,800	Celgene Corp.†	251,280
8,500	Express Scripts Holding Co.†	638,265
5,900	Gilead Sciences Inc.†	418,074
6,600	Hisamitsu Pharmaceutical Co. Inc.	298,300
11,000	Johnson & Johnson	1,080,530
2,600	McKesson Corp.	459,082
11,500	Novartis AG, ADR	977,730
10,500	Novo Nordisk A/S, Cl. B	478,175
16,000	Roche Holding AG, ADR	603,520
2,600	Roche Holding AG, Genusschein	779,368
7,000	Sanofi, ADR	365,960
4,400	Takeda Pharmaceutical Co. Ltd.	208,543

	TOTAL HEALTH CARE	9,364,711

	ENERGY — 8.6%
13,400	BP plc, ADR	644,540
10,500	ConocoPhillips	738,675
8,400	Continental Resources Inc.†	1,043,868
6,300	EOG Resources Inc.	1,235,871
7,000	Occidental Petroleum Corp.	667,030
6,200	Pioneer Natural Resources Co.	1,160,268
5,700	Royal Dutch Shell plc, Cl. A, ADR	416,442
6,100	Schlumberger Ltd.	594,750
13,500	Statoil ASA, ADR	380,970

	TOTAL ENERGY	6,882,414

Shares		Market Value
	MATERIALS — 2.8%
5,500	E. I. du Pont de Nemours and Co.	$369,050
3,300	Ecolab Inc.	356,367
4,800	Monsanto Co.	546,096
2,700	PPG Industries Inc.	522,342
2,200	The Sherwin-Williams Co.	433,686

	TOTAL MATERIALS	2,227,541

	TELECOMMUNICATION SERVICES — 2.3%
4,000	SoftBank Corp.	302,282
17,723	Verizon Communications Inc.	843,083
19,754	Vodafone Group plc, ADR	727,145

	TOTAL TELECOMMUNICATION SERVICES	1,872,510

	TOTAL COMMON STOCKS	79,749,465

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$360,000	U.S. Treasury Bills,
	0.030%††, 04/24/14	359,993

	TOTAL INVESTMENTS — 100.0%
	(Cost $55,571,404)	$80,109,458

	Aggregate tax cost	$55,576,889

	Gross unrealized appreciation	$25,036,501
	Gross unrealized depreciation	(503,932)

	Net unrealized appreciation/depreciation	$24,532,569

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	60.6%	$48,551,047
Europe	29.9	23,962,341
Japan	7.0	5,602,701
Asia/Pacific	2.5	1,993,369

	100.0%	$80,109,458

See accompanying notes to schedule of investments.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$79,749,465	—	$79,749,465
U.S. Government Obligations	—	$359,993	359,993
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$79,749,465	$359,993	$80,109,458

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. Post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

7

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended March 31, 2014 among 804, 804, 642, and 323 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB442Q114QR

The GAMCO Global Opportunity Fund

First Quarter Report — March 31, 2014

Caesar M. P. Bryan

Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund and the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index increased 1.3%. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)					Since Inception (5/11/98)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABOX)	1.33%	16.44%	17.35%	7.27%	7.27%
MSCI AC World Index	1.33	16.58	17.80	6.97	4.85(d	)
Lipper Global Large-Cap Growth Fund Classification	0.64	16.47	18.00	6.78	5.43
Lipper Global Multi-Cap Growth Fund Classification	0.53	18.94	18.96	8.12	5.80
Class A (GOCAX)	1.30	16.38	17.34	7.28	7.27
With sales charge (b)	(4.53)	9.69	15.95	6.64	6.87
Class C (GGLCX)	1.11	15.53	16.46	6.55	6.86
With contingent deferred sales charge (c)	0.11	14.53	16.46	6.55	6.86
Class I (GLOIX)	1.37	16.71	17.64	7.45	7.38

In the current prospectuses dated April 30, 2014, the gross expense ratios for Class AAA, A, C, and I Shares are 2.74%, 2.74%, 3.49%, and 2.49%, respectively, and the net expense ratios in the current prospectuses for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contains information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Multi-Cap Growth Fund Classification and the Lipper Global Large-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

The GAMCO Global Opportunity Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	INDUSTRIALS — 21.6%
11,484	CNH Industrial NV†	$132,066
1,000	FANUC Corp.	176,379
2,000	Fortune Brands Home & Security Inc.	84,160
15,250	Glencore Xstrata plc	78,509
4,300	Jardine Matheson Holdings Ltd.	271,244
3,600	Komatsu Ltd.	74,571
3,000	L-3 Communications Holdings Inc.	354,450
2,500	Lockheed Martin Corp.	408,100
4,000	Mitsui & Co. Ltd.	56,542
2,600	Precision Castparts Corp.	657,176
1,000	SMC Corp.	263,770

	TOTAL INDUSTRIALS	2,556,967

	CONSUMER STAPLES — 18.9%
5,750	British American Tobacco plc	319,743
1,300	Danone SA	91,930
7,000	Diageo plc	217,178
2,280	Dr Pepper Snapple Group Inc.	124,169
1,100	FamilyMart Co. Ltd.	48,331
3,000	General Mills Inc.	155,460
3,000	Heineken Holding NV	193,692
1,400	Japan Tobacco Inc.	43,947
3,000	Mead Johnson Nutrition Co.	249,420
1,910	Pernod Ricard SA	222,347
2,150	Philip Morris International Inc.	176,021
900	The Hillshire Brands Co.	33,534
2,000	The Procter & Gamble Co.	161,200
2,000	Toyo Suisan Kaisha Ltd.	66,754
1,000	Unicharm Corp.	53,413
1,975	Wesfarmers Ltd.	75,444

	TOTAL CONSUMER STAPLES	2,232,583

	CONSUMER DISCRETIONARY — 16.2%
1,500	AMC Networks Inc., Cl. A†	109,635
2,200	Christian Dior SA	423,561
7,500	Compagnie Financiere Richemont SA	716,023
3,000	DIRECTV†	229,260
20,000	Genting Berhad	61,246
2,000	Honda Motor Co. Ltd.	70,416
6,000	Liberty Interactive Corp., Cl. A†	173,220
404	Liberty Ventures, Cl. A†	52,653
6,000	Rakuten Inc.	80,046

	TOTAL CONSUMER DISCRETIONARY	1,916,060

	INFORMATION TECHNOLOGY — 10.0%
550	Google Inc., Cl. A†	612,980
500	Keyence Corp.	206,220
7,000	Microsoft Corp.	286,930
15,000	Yahoo! Japan Corp.	73,536

	TOTAL INFORMATION TECHNOLOGY	1,179,666

Shares		Market Value
	MATERIALS — 9.2%
2,200	Agnico Eagle Mines Ltd.	$66,550
22,000	Antofagasta plc	306,437
3,600	BHP Billiton plc	110,671
2,500	Monsanto Co.	284,425
2,000	Newcrest Mining Ltd.†	17,920
1,830	Rio Tinto plc	101,823
800	Shin-Etsu Chemical Co. Ltd.	45,714
400	Syngenta AG	151,258

	TOTAL MATERIALS	1,084,798

	ENERGY — 7.9%
1,200	EOG Resources Inc.	235,404
1,200	Occidental Petroleum Corp.	114,348
500	Pioneer Natural Resources Co.	93,570
5,000	Schlumberger Ltd.	487,500

	TOTAL ENERGY	930,822

	HEALTH CARE — 7.5%
4,400	Novartis AG	373,282
1,700	Roche Holding AG, Genusschein	509,587

	TOTAL HEALTH CARE	882,869

	FINANCIALS — 6.7%
5,000	Cheung Kong (Holdings) Ltd.	82,898
16,000	Hongkong Land Holdings Ltd.	103,520
10,000	Kinnevik Investment AB, Cl. B	369,266
5,500	Schroders plc	238,217

	TOTAL FINANCIALS	793,901

	TELECOMMUNICATION SERVICES — 2.0%
1,300	SoftBank Corp.	98,242
3,800	Telephone & Data Systems Inc.	99,598
1,000	United States Cellular Corp.	41,010

	TOTAL TELECOMMUNICATION SERVICES	238,850

	TOTAL COMMON STOCKS	11,816,516

	WARRANTS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
5,000	Genting Berhad, expire 12/18/18†	4,440

	TOTAL INVESTMENTS — 100.0% (Cost $5,823,072)	$11,820,956

	Aggregate tax cost	$5,823,099

	Gross unrealized appreciation	$6,219,226
	Gross unrealized depreciation	(221,369)

	Net unrealized appreciation/depreciation	$5,997,857

†	Non-income producing security.

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	44.8%	$ 5,290,773
Europe	38.5	4,555,589
Japan	11.5	1,357,881
Asia/Pacific	5.2	616,713

	100.0%	$11,820,956

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$ 1,066,878	$17,920	$ 1,084,798
Other Industries(a)	10,731,718	—	10,731,718
Total Common Stocks	11,798,596	17,920	11,816,516
Warrants	4,440	—	4,440
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,803,036	$17,920	$11,820,956

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

The Fund had no material transfers between Level 1 and Level 2 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried

6

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2016	$901,411
Capital Loss Carryforward Available through 2017	98,006

Total Capital Loss Carryforwards	$999,417

7

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q114QR

The GAMCO Global Telecommunications Fund

First Quarter Report — March 31, 2014

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund decreased 1.9% compared with a decrease of 1.6% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)

	Quarter	1 Year	5 Year	10 Year	Since Inception (11/1/93)
Class AAA (GABTX)	(1.89)%	18.05%	14.70%	6.71%	8.09%
MSCI AC World Telecommunication Services Index	(1.55)	16.62	14.13	7.66	N/A
MSCI AC World Index	1.33	16.58	17.80	6.97	7.00	(d)
Class A (GTCAX)	(1.89)	18.04	14.69	6.72	8.10
With sales charge (b)	(7.53)	11.25	13.34	6.09	7.78
Class C (GTCCX)	(2.07)	17.18	13.84	5.91	7.55
With contingent deferred sales charge (c)	(3.05)	16.18	13.84	5.91	7.55
Class I (GTTIX)	(1.85)	18.33	14.98	6.88	8.18

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.64%, 1.64%, 2.39%, and 1.39%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 46.4%
	Africa/Middle East — 0.4%
33,000	Maroc Telecom	$ 401,890
200,000	Pakistan Telecommunication Co. Ltd.(a)	62,197

		464,087

	Asia/Pacific — 4.6%
225,000	Asia Satellite Telecommunications Holdings Ltd.	928,254
9,600	DiGi.Com Berhad	15,846
170,000	First Pacific Co. Ltd.	168,981
4,100	First Pacific Co. Ltd., ADR	20,541
90,000	PCCW Ltd.	45,136
24,000	Philippine Long Distance Telephone Co., ADR	1,464,480
16,360	PT Telekomunikasi Indonesia, ADR	644,093
645,000	Singapore Telecommunications Ltd.	1,871,572
280,000	Telekom Malaysia Berhad	505,037
1,414,985	True Corp. Public Co. Ltd., Cl. F†	300,968
8,075	TT&T Public Co. Ltd., GDR†(a)(b)	242

		5,965,150

	Europe — 17.9%
16,250	Belgacom SA	508,855
220,000	Colt Group SA†	542,087
255,000	Deutsche Telekom AG, ADR	4,136,100
4,507	Hellenic Telecommunications Organization SA†	74,509
4,000	Hellenic Telecommunications Organization SA, ADR†	34,000
2,000	Iliad SA	576,687
20,000	Koninklijke KPN NV†	70,674
15,000	Koninklijke KPN NV, ADR	53,400
6,000	Mobistar SA	113,078
14,000	Orange SA, ADR	205,660
30,000	Portugal Telecom SGPS SA	127,585
30,000	Portugal Telecom SGPS SA, ADR	128,100
3,700	Rostelecom OJSC, ADR	52,725
75,600	Sistema JSFC, GDR(c)	1,701,756
30,000	Swisscom AG, ADR	1,843,200
16,000	Tele2 AB, Cl. B	198,507
700,000	Telecom Italia SpA	825,492
14,000	Telecom Italia SpA, ADR	165,060
10,000	Telefonica Deutschland Holding AG	79,711
272,131	Telefonica SA, ADR	4,296,948
90,000	Telekom Austria AG	894,706
56,000	Telenor ASA	1,241,057
438,000	TeliaSonera AB	3,302,443
225,000	VimpelCom Ltd., ADR	2,031,750
2,000	Ziggo NV	88,859

		23,292,949

	Japan — 0.7%
12,000	Nippon Telegraph & Telephone Corp.	653,277

Shares		Market Value
9,000	Nippon Telegraph & Telephone Corp., ADR	$ 245,160

		898,437

	Latin America — 2.3%
37,415,054	LIME†(d)	157,472
60,000	Oi SA	85,412
33,000	Oi SA, ADR	43,890
9,000	Oi SA, Cl. C, ADR	13,050
107,000	Telecom Argentina SA, ADR	2,040,490
16,705	Telefonica Brasil SA	302,958
6,221	Telefonica Brasil SA, ADR	132,134
2,566	Telefonica Brasil SA, Preference	54,238
6,528	Telefonica SA	103,289

		2,932,933

	North America — 20.5%
80,000	AT&T Inc.	2,805,600
23,000	Atlantic Tele-Network Inc.	1,516,160
32,000	CenturyLink Inc.	1,050,880
785,000	Cincinnati Bell Inc.†	2,716,100
58,000	EarthLink Holdings Corp.	209,380
3,600	Equinix Inc.†	665,424
45,000	Frontier Communications Corp.	256,500
54,000	General Communication Inc., Cl. A†	616,140
48,000	Internap Network Services Corp.†	339,840
18,000	Level 3 Communications Inc.†	704,520
27,100	New ULM Telecom Inc.	186,448
38,000	Shenandoah Telecommunications Co.	1,227,020
133,514	Telephone & Data Systems Inc.	3,499,402
66,500	TELUS Corp.	2,383,894
84,500	tw telecom inc.†	2,641,470
117,174	Verizon Communications Inc.	5,573,967
31,000	Windstream Holdings Inc.	255,440

		26,648,185

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	60,201,741

	WIRELESS TELECOMMUNICATIONS SERVICES — 26.7%
	Africa/Middle East — 0.9%
40,000	Econet Wireless Zimbabwe Ltd.†	24,848
175,000	Global Telecom Holding, GDR†(c)	580,650
20,000	MTN Group Ltd.	409,479
175,000	Orascom Telecom Media and Technology Holding SAE, GDR(a)	154,700

		1,169,677

	Asia/Pacific — 2.6%
125,000	Axiata Group Berhad	255,321
41,000	China Mobile Ltd., ADR	1,869,190
46,000	China Unicom Hong Kong Ltd., ADR	605,360
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	221
4,800	PT Indosat Tbk, ADR	85,584

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Asia/Pacific (Continued)
24,000	SK Telecom Co. Ltd., ADR	$ 541,680
40,000	TIME dotCom Berhad†	47,160

		3,404,516

	Europe — 7.7%
24,500	Bouygues SA	1,021,860
850,000	Cable & Wireless Communications plc	745,378
6,000	MegaFon OAO, GDR(c)	168,900
28,000	Millicom International Cellular SA, SDR	2,853,082
10,500	Mobile TeleSystems OJSC, ADR	183,645
104,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,432,080
84,000	Vivendi SA	2,339,923
33,545	Vodafone Group plc, ADR	1,234,791

		9,979,659

	Japan — 3.9%
69,000	KDDI Corp.	3,995,001
69,000	NTT DoCoMo Inc.	1,088,330

		5,083,331

	Latin America — 3.8%
179,500	America Movil SAB de CV, Cl. L, ADR	3,568,460
127,000	NII Holdings Inc.†	151,130
150,000	Tim Participacoes SA	778,096
19,156	Tim Participacoes SA, ADR	497,290

		4,994,976

	North America — 7.8%
74,000	Rogers Communications Inc., Cl. B	3,066,560
82,226	Sprint Corp.†	755,657
41,500	T-Mobile US Inc.	1,370,745
119,200	United States Cellular Corp.	4,888,392

		10,081,354

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	34,713,513

	OTHER — 25.9%
	Africa/Middle East — 0.0%
1,008	Kingdom Financial Holdings Ltd., Cl. L†	0
504	Meikles Ltd.†	83

		83

	Asia/Pacific — 0.7%
68,000	C.P. Pokphand Co. Ltd., ADR	173,400
6,500	CJ Hellovision Co. Ltd.	110,832
40,000	Hutchison Whampoa Ltd.	529,620
15,000	SKY Perfect JSAT Holdings Inc.	80,221
250,000	Time Engineering Berhad	18,374

		912,447

Shares		Market Value
	Europe — 6.9%
4,000	British Sky Broadcasting Group plc	$ 60,884
34,500	CDON Group AB†	124,731
56,000	G4S plc	225,464
56,000	GN Store Nord A/S	1,389,835
1,224	Gusbourne plc†	1,602
22,000	InterXion Holding NV†	527,560
3,300	Kinnevik Investment AB, Cl. A	121,960
58,500	Kinnevik Investment AB, Cl. B	2,160,206
14,000	Liberty Global plc, Cl. A†	582,400
73,000	Liberty Global plc, Cl. C†	2,971,830
18,035	PostNL NV, ADR†	83,502
13,000	Telecity Group plc	151,276
21,000	Telegraaf Media Groep NV	212,497
12,000	Waterloo Investment Holdings Ltd.†	800
50,228	ZON OPTIMUS SGPS SA	394,423

		9,008,970

	Japan — 0.3%
72,000	Furukawa Electric Co. Ltd.	179,276
15,000	Tokyo Broadcasting System Holdings Inc.	173,376

		352,652

	Latin America — 0.4%
15,000	Grupo Televisa SAB, ADR	499,350
900	Shellshock Ltd.†	810

		500,160

	North America — 17.6%
24,000	AMC Networks Inc., Cl. A†	1,754,160
1,200	Ascent Capital Group Inc., Cl. A†	90,660
120,000	Cablevision Systems Corp., Cl. A	2,024,400
7,400	Cogeco Inc.	366,820
13,000	Comcast Corp., Cl. A, Special	633,880
4,000	Convergys Corp.	87,640
18,000	CyrusOne Inc.	374,940
80,000	DIRECTV†	6,113,600
77,000	DISH Network Corp., Cl. A†	4,790,170
11,000	EchoStar Corp., Cl. A†	523,160
24,000	Gogo Inc.†	492,960
160	Google Inc., Cl. A†	178,322
12,000	Liberty Interactive Corp., Cl. A†	346,440
12,500	Liberty Media Corp., Cl. A†	1,634,125
500	News Corp., Cl. B†	8,350
3,000	Rackspace Hosting Inc.†	98,460
4,500	SJW Corp.	133,020
5,000	Starz, Cl. A†	161,400
18,000	The Madison Square Garden Co., Cl. A†	1,022,040
2,000	Time Warner Cable Inc.	274,360
4,000	Time Warner Inc.	261,320
2,000	Twenty-First Century Fox Inc., Cl. B	62,240

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
40,000	Yahoo! Inc.†	$1,436,000

		22,868,467

	TOTAL OTHER	33,642,779

	TOTAL COMMON STOCKS	128,558,033

	RIGHTS — 0.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.0%
	North America — 0.0%
2,300	Nextwave Wireless Inc.†	106

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
160,000	Bharti Airtel Ltd., expire 08/04/16†(a)	848,890

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$435,000	U.S. Treasury Bills, 0.050%††, 08/21/14	434,908

	TOTAL INVESTMENTS — 100.0% (Cost $88,234,509)	$129,841,937

	Aggregate tax cost	$89,006,490

	Gross unrealized appreciation	$52,888,173
	Gross unrealized depreciation	(12,052,726)

	Net unrealized appreciation/ depreciation	$40,835,447

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of Rule 144A securities amounted to $1,066,029 or 0.82% of total investments.

(b)	Illiquid security.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2014, the market value of Regulation S securities amounted to $2,451,306 or 1.89% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/14 Carrying Value Per Share
175,000	Global Telecom Holding, GDR	02/18/10	$989,364	$3.3180
6,000	MegaFon OAO, GDR	03/06/14	161,802	28.1500
75,600	Sistema JSFC, GDR	02/09/05	1,497,891	22.5100

(d)

At March 31, 2014, the Fund held an investment in a restricted security amounting to $157,472 or 0.12% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/14 Carrying Value Per Share
37,415,054	LIME	03/10/94	$499,070	$0.0042

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	46.2%	$60,033,020
Europe	32.5	42,281,578
Asia/Pacific	8.6	11,131,003
Latin America	6.5	8,428,069
Japan	4.9	6,334,420
Africa/Middle East	1.3	1,633,847

	100.0%	$129,841,937

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$5,663,940	$300,968	$242	$5,965,150
Other Regions (a)	54,236,591	—	—	54,236,591
WIRELESS TELECOMMUNICATIONS SERVICES
Asia/Pacific	3,318,932	85,584	—	3,404,516
Other Regions (a)	31,308,997	—	—	31,308,997
OTHER
Africa/Middle East	83	—	0	83
Europe	9,008,170	—	800	9,008,970
Other Regions (a)	24,633,726	—	—	24,633,726
Total Common Stocks	128,170,439	386,552	1,042	128,558,033
Rights(a)	—	—	106	106
Warrants (a)	—	848,890	—	848,890
U.S. Government Obligations	—	434,908	—	434,908
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$128,170,439	$1,670,350	$1,148	$129,841,937

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have significant transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2014, refer to the Schedule of Investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The Fund has a capital loss carryforward available through 2017 of $2,004,152.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, Inc. in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, Inc. in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q114QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2014

* Print the name and title of each signing officer under his or her signature.